UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  February 13,  2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:21
Form 13F Information Table Value Total:  $ 144,809


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
BOSTON PRIVATE FINANCIAL HOLDINGS INC.	COM	101119105	 23,549 	5256554	SH		SOLE		5256554
COMPUCREDIT CORP	COM	20478N100	 1,896 	824300	SH		SOLE		824300
ENCORE CAPITAL GROUP INC	COM	292554102	 9,890 	746385	SH		SOLE		746385
FIDELITY NATIONAL FINANCIAL INC	COM	31620R105	 7,185 	531040	SH		SOLE		531040
FIFTH THIRD BANCORP	COM	316773100	 17,666 	2488100	SH		SOLE		2488100
HIGHBURY FINANCIAL INC	COM	42982Y109	 1,688 	402000	SH		SOLE		402000
HIGHBURY FINANCIAL INC WARRANTS	WTS	42982Y117	 36 	600000	SH		SOLE		600000
KEYCORP	COM	493267108	 4,899 	935000	SH		SOLE		935000
LEGG MASON INC	COM	524901105	 6,339 	260000	SH		SOLE		260000
MBIA INC	COM	55262C100	 1,218 	281395	SH		SOLE		281395
MORGAN STANLEY	COM	617446448	 10,067 	353100	SH		SOLE		353100
NARA BANCORP INC	COM	63080P105	 2,606 	503000	SH		SOLE		503000
OCWEN FINANCIAL CORP	COM	675746309	 5,663 	436600	SH		SOLE		436600
PORTFOLIO RECOVERY ASSOCIATES INC	COM	73640Q105	 15,164 	391524	SH		SOLE		391524
PRIMUS GUARANTY LTD	COM	G72457107	 16,087 	6816566	SH		SOLE		6816566
STATE STREET CORP	COM	857477103	 8,909 	188750	SH		SOLE		188750
SUN AMERICAN BANCORP 	COM	86664A103	 235 	480000	SH		SOLE		480000
TAYLOR CAPITAL GROUP INC	COM	876851106	 1,192 	174052	SH		SOLE		174052
TREE COM INC	COM	894675107	 5,215 	543270	SH		SOLE		543270
WEST COAST BANCORP	COM	952145100	 565 	276978	SH		SOLE		276978
ZIONS BANCORP	COM	989701107	 4,740 	410000	SH		SOLE		410000